Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.39650%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$577,678.56

Principal:
Principal Collections	$8,364,778.39
Prepayments in Full	$3,172,079.03
Liquidation Proceeds	$252,916.23
Recoveries	$61,656.45
Sub Total	$11,851,430.10
Collections	$12,429,108.66

Purchase Amounts:
Purchase Amounts Related to Principal	$99,489.12
Purchase Amounts Related to Interest	$490.17
Sub Total	$99,979.29

Clean-up Call	$135,448,495.37

Reserve Account Draw Amount	$3,947,367.68

Available Funds - Total	$151,924,951.00

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	46
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$151,924,951.00
Servicing Fee	$122,991.21	$122,991.21	$0.00	$0.00	$151,801,959.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$151,801,959.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$151,801,959.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$151,801,959.79
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$151,801,959.79
Interest - Class A-4 Notes	$198,865.39	$198,865.39	$0.00	$0.00	$151,603,094.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$151,603,094.40
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$151,406,352.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$151,406,352.40
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$151,264,770.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$151,264,770.73
Regular Principal Payment	$110,806,127.01	$110,806,127.01	$0.00	$0.00	$40,458,643.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,458,643.72
Residual Released to Depositor	$0.00	$40,458,643.72	$0.00	$0.00	$0.00
Total		$151,924,951.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$110,806,127.01
Total					$110,806,127.01

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$45,026,127.01	$600.35	$198,865.39	$2.65	$45,224,992.40	$603.00
Class B Notes	$39,480,000.00	$1,000.00	$196,742.00	$4.98	$39,676,742.00	$1,004.98
Class C Notes	$26,300,000.00	$1,000.00	$141,581.67	$5.38	$26,441,581.67	$1,005.38
Total	$110,806,127.01	$84.21	$537,189.06	$0.41	$111,343,316.07	$84.62

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$45,026,127.01	0.6003484	$0.00	0.0000000
Class B Notes	$39,480,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$26,300,000.00	1.0000000	$0.00	0.0000000
Total	$110,806,127.01	0.0842133	$0.00	0.0000000

Pool Information
Weighted Average APR	4.853%	4.899%
Weighted Average Remaining Term	22.10	21.50
Number of Receivables Outstanding	12,026	11,376
Pool Balance	$147,589,456.61	$135,448,495.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$137,121,911.56	$126,006,629.06
Pool Factor	0.1003136	0.0920616

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$9,441,866.31
Targeted Overcollateralization Amount	$35,757,650.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$135,448,495.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$3,947,367.68
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(3,947,367.68)
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$251,698.47
(Recoveries)		92	$61,656.45
Net Loss for Current Collection Period			$190,042.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.5452%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9925%
Second Prior Collection Period			0.5988%
Prior Collection Period			0.9096%
Current Collection Period			1.6114%
Four Month Average (Current and Prior Three Collection Periods)			1.0281%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,951	$14,790,190.73
(Cumulative Recoveries)			$3,279,825.55
Cumulative Net Loss for All Collection Periods			$11,510,365.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7823%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,011.93
Average Net Loss for Receivables that have experienced a Realized Loss			$3,900.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.61%	175	$3,532,792.26
61-90 Days Delinquent	0.43%	26	$585,792.26
91-120 Days Delinquent	0.06%	6	$84,681.64
Over 120 Days Delinquent	0.58%	38	$789,686.09
Total Delinquent Receivables	3.69%	245	$4,992,952.25

Repossession Inventory:
Repossessed in the Current Collection Period		11	$223,723.60
Total Repossessed Inventory		20	$496,619.09

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5823%
Prior Collection Period			0.6236%
Current Collection Period			0.6153%
Three Month Average			0.6071%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			1.0780%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	46

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	42	$873,064.64
2 Months Extended	44	$955,231.95
3+ Months Extended	19	$448,812.33

Total Receivables Extended	105	$2,277,108.92
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer